12. FINANCIAL ASSETS AND LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 422	$ 286
Current financial assets at fair value through profit and loss	15,273	21,576
Shares
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	422	286
Current financial assets at fair value through profit and loss	44	0
Government securities
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	11,234	7,418
Investment funds
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 3,995	$ 14,158